SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Inventory Disclosure [Abstract]
Raw material and work-in-progress	$ 419,889
Finished goods	757,518
Less: provision for inventory obsolescence	(197,500)
Inventory, net	$ 979,907